Long-Term Investments (Details)	1 Months Ended						12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Jul. 31, 2023 USD ($)	May 31, 2023 USD ($)	Feb. 28, 2022 USD ($)	Sep. 30, 2015 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2020	Jan. 31, 2018
Long-Term Investments [Line Items]
Total consideration					$ 2,900,000
Investment agreement to acquire						20.00%
Investment agreement (in Yuan Renminbi) | ¥						¥ 5,000,000
Registered capital amount (in Yuan Renminbi) | ¥						¥ 125,000
Percentage in diluted										16.56%	17.60%
Share of loss amount							$ (155,734)	$ (143,181)	$ (156,630)
impairment loss of long-term investment							$ 150,708
Jiaxing Yuanbeibei Technology Co Ltd [Member]
Long-Term Investments [Line Items]
Percentage of shares subscribed			5.00%	1.82%
Consideration amount				$ 704,235
Shanghai Bangtu Information Technology Co Ltd [Member]
Long-Term Investments [Line Items]
Consideration amount			$ 211,271
Zhizhen Guorui [Member]
Long-Term Investments [Line Items]
Total consideration	$ 774,659	¥ 5,500,000
Equity Method Investments Interests	11.00%	11.00%
Gain on disposal	$ 44,297